CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (34,203)	$ (29,698)	$ (27,337)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	4,276	2,772	2,408
Depreciation	461	715	989
Increase (decrease) in Severance pay, net	(101)	184	(22)
Gain from property and equipment sales and disposals	(3)	(12)	(135)
Decrease (increase) in interest receivables from short-term bank deposits	469	(532)	66
Decrease (increase) in trade receivables	2,000	(2,000)
Increase in other accounts receivable and prepaid expenses	(2,802)	(1,613)	(142)
Decrease (increase) in long-term prepaid expenses	(31)	(1,187)	83
Decrease in operating lease right of use asset	525	475	2,165
Increase (decrease) in trade payables and other accounts payable and accrued expenses	3,367	3,817	(3,502)
Increase (decrease) in deferred participation in R&D expenses	3,708	(829)	(627)
Decrease in operating lease liability	(416)	(412)	(1,834)
Net cash used in operating activities	(22,750)	(28,320)	(27,888)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	136,850	70,300	59,403
Investment in short-term bank deposits	(129,945)	(152,350)	(54,300)
Purchase of property and equipment	(292)	(166)	(155)
Proceeds from sale of property and equipment	3	44	382
Net cash provided by (used in) investing activities	6,616	(82,172)	5,330
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	14,958	74,147	22,758
Proceeds from exercise of warrants	425	18,325
Proceeds from exercise of stock-based awards	1,455	15,991	3,173
Net cash provided by financing activities	16,838	108,463	25,931
Increase (decrease) in cash, cash equivalents and restricted cash	704	(2,029)	3,373
Cash, cash equivalents and restricted cash at the beginning of the year	7,810	9,839	6,466
Cash and cash equivalents and restricted cash at the end of the year	8,514	7,810	9,839
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	116	16	47
Receivables on account of shares			76
Right-of-use asset obtained in exchange for operating lease liability		(194)	363
Cash paid (received) during the year for:
Interest payments received from short-term bank deposits and cash equivalents	1,364	1,232	1,002
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	7,801	7,143	9,187
Restricted cash	713	667	652
Cash and cash equivalents and restricted cash at the end of the year	$ 8,514	$ 7,810	$ 9,839